INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense
The components of income tax expense include the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2024	2023	2024	2023
Current income tax	$52	$39	$122	$60
Deferred income tax	(5)	(120)	7	(200)
Income tax expense (benefit)	$47	$(81)	$129	$(140)